Income Tax (Provision) Benefit (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Effective tax rate	29.00%	1.00%	16.00%	500.00%	12.00%
Income tax (provision) benefit	$ (79)	$ 4	$ 329	$ (63)	$ 30
The Hertz Corporation
Income Tax Contingency [Line Items]
Effective tax rate	29.00%	1.00%	15.00%	326.00%	11.00%
Income tax (provision) benefit	$ (79)	$ 3	$ 328	$ (65)	$ 28